Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2022
Allowance for Credit Losses [Abstract]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Text Block Table]
Development of allowance for credit losses for financial assets at amortized cost
	Six months ended Jun 30, 2022
	Allowance for credit losses[5]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	440	532	3,740	182	4,895
Movements in financial assets including new business	15	177	295	1	488
Transfers due to changes in creditworthiness¹	79	(85)	6		0
Changes due to modifications that did not result in derecognition
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(439)	0	(439)
Recovery of written off amounts	0	0	32	3	35
Foreign exchange and other changes	7	11	24	4	46
Balance, end of reporting period	541	634	3,658	190	5,024
Provision for credit losses excluding country risk[3,4]	94	92	301	1	488

[1] Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[2] This position includes charge offs of allowance for credit losses.
[3] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[4] Credit Loss Provision does include € 29 million reimbursement gain as of June 30, 2022.
[5] Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of June 30, 2022.
	Six months ended Jun 30, 2021
	Allowance for credit losses[5]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	544	648	3,614	139	4,946
Movements in financial assets including new business	(201)	101	237	17	154
Transfers due to changes in creditworthiness¹	98	(113)	15		0
Changes due to modifications that did not result in derecognition
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(226)	0	(226)
Recovery of written off amounts	0	0	26	8	33
Foreign exchange and other changes	8	(3)	(28)	2	(21)
Balance, end of reporting period	448	634	3,638	166	4,886
Provision for credit losses excluding country risk[3,4]	(104)	(12)	252	17	154

[1] Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[2] This position includes charge offs of allowance for credit losses.
[3] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[4] Credit Loss Provision does include € 5 million reimbursement gain as of June 30, 2021.
[5] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2021.

Development Of Allowance For Off Balance Sheet Positions [Text Block Table]
Development of allowance for credit losses for off-balance sheet positions
	Six months ended Jun 30, 2022
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	108	111	225	0	443
Movements including new business	25	1	(25)	0	1
Transfers due to changes in creditworthiness[1]	9	(10)	2		0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	7	4	9	0	19
Balance, end of reporting period	147	105	211	0	464
of which: Financial guarantees	110	59	132	0	300
Provision for credit losses excluding country risk[2]	33	(9)	(23)	0	1

[1] Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[2] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of June 30, 2022.
	Six months ended Jun 30, 2021
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	74	200	0	419
Movements including new business	(41)	21	(3)	0	(23)
Transfers due to changes in creditworthiness[1]	(5)	1	4		0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	2	5	(2)	0	4
Balance, end of reporting period	100	101	199	0	400
of which: Financial guarantees	64	61	143	0	268
Provision for credit losses excluding country risk[2]	(46)	22	1	0	(23)

[1] Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[2] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30 2021.